AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

Portfolio of Investments

March 31, 2022 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 100.4%
Industrials – 25.0%
Aerospace & Defense – 1.3%
Spirit AeroSystems Holdings, Inc. - Class A	212,070	$10,368,102

Airlines – 0.8%
SkyWest, Inc.(a)	207,274	5,979,855

Building Products – 0.8%
Masonite International Corp.(a)	69,289	6,162,564

Commercial Services & Supplies – 2.1%
ADT, Inc.(b)	1,042,020	7,908,932
MillerKnoll, Inc.	243,960	8,431,257

		16,340,189

Construction & Engineering – 5.3%
AECOM	184,370	14,161,460
Arcosa, Inc.	109,521	6,270,077
Dycom Industries, Inc.(a)	112,820	10,747,233
WillScot Mobile Mini Holdings Corp.(a)	250,990	9,821,239

		41,000,009

Electrical Equipment – 3.8%
Regal Rexnord Corp.	81,685	12,153,094
Sensata Technologies Holding PLC(a)	169,150	8,601,278
Vertiv Holdings Co.	602,115	8,429,610

		29,183,982

Machinery – 1.9%
Oshkosh Corp.	80,150	8,067,097
Timken Co. (The)	112,880	6,851,816

		14,918,913

Marine – 1.4%
Kirby Corp.(a)	147,686	10,661,452

Professional Services – 2.0%
Korn Ferry	99,378	6,453,608
Robert Half International, Inc.	83,340	9,515,761

		15,969,369

Road & Rail – 2.4%
Knight-Swift Transportation Holdings, Inc.	165,521	8,352,190
XPO Logistics, Inc.(a)	140,030	10,194,184

		18,546,374

Trading Companies & Distributors – 3.2%
Applied Industrial Technologies, Inc.	69,430	7,127,684
GATX Corp.	49,180	6,065,369
Herc Holdings, Inc.	69,330	11,584,350

		24,777,403

		193,908,212

Company	Shares	U.S. $ Value

Financials – 19.2%
Banks – 11.6%
Comerica, Inc.	118,430	$10,709,625
First BanCorp./Puerto Rico	253,044	3,319,937
First Citizens BancShares, Inc./NC - Class A	16,600	11,048,960
First Hawaiian, Inc.	355,840	9,924,377
Synovus Financial Corp.	212,922	10,433,178
Texas Capital Bancshares, Inc.(a)	153,402	8,791,469
Umpqua Holdings Corp.	347,880	6,561,017
Webster Financial Corp.	175,832	9,867,692
Wintrust Financial Corp.	96,230	8,942,654
Zions Bancorp NA	159,628	10,465,212

		90,064,121

Capital Markets – 2.1%
Moelis & Co.	181,565	8,524,477
Stifel Financial Corp.	118,207	8,026,255

		16,550,732

Insurance – 4.3%
American Financial Group, Inc./OH	60,520	8,812,922
Hanover Insurance Group, Inc. (The)	63,830	9,543,862
Kemper Corp.	128,100	7,242,774
Selective Insurance Group, Inc.	85,715	7,659,492

		33,259,050

Thrifts & Mortgage Finance – 1.2%
BankUnited, Inc.	206,666	9,085,037

		148,958,940

Consumer Discretionary – 15.4%
Auto Components – 1.9%
Dana, Inc.	278,520	4,893,597
Goodyear Tire & Rubber Co. (The)(a)	689,470	9,852,526

		14,746,123

Hotels, Restaurants & Leisure – 4.4%
Dine Brands Global, Inc.	122,226	9,527,517
Hilton Grand Vacations, Inc.(a)	189,800	9,871,498
Papa John’s International, Inc.	85,192	8,969,014
Scientific Games Corp./DE - Class A(a)	97,640	5,736,350

		34,104,379

Household Durables – 2.8%
KB Home	209,430	6,781,343
PulteGroup, Inc.	232,170	9,727,923
Taylor Morrison Home Corp. - Class A(a)	192,499	5,239,823

		21,749,089

Specialty Retail – 2.2%
Sally Beauty Holdings, Inc.(a)	495,110	7,738,569
Williams-Sonoma, Inc.(b)	62,984	9,132,680

		16,871,249

Company	Shares	U.S. $ Value

Textiles, Apparel & Luxury Goods – 4.1%
Carter’s, Inc.	115,710	$10,644,163
Kontoor Brands, Inc.(b)	125,154	5,175,118
Ralph Lauren Corp.	76,630	8,692,907
Tapestry, Inc.	194,260	7,216,759

		31,728,947

		119,199,787

Information Technology – 8.3%
Communications Equipment – 1.3%
Lumentum Holdings, Inc.(a) (b)	100,780	9,836,128

Electronic Equipment, Instruments & Components – 2.0%
Avnet, Inc.	228,887	9,290,523
Belden, Inc.	117,894	6,531,328

		15,821,851

IT Services – 0.6%
Genpact Ltd.	107,311	4,669,102

Semiconductors & Semiconductor Equipment – 2.1%
Kulicke & Soffa Industries, Inc.(b)	89,578	5,018,159
ON Semiconductor Corp.(a)	185,090	11,588,485

		16,606,644

Software – 2.3%
ACI Worldwide, Inc.(a)	278,450	8,768,390
CommVault Systems, Inc.(a)	131,716	8,739,357

		17,507,747

		64,441,472

Real Estate – 8.1%
Equity Real Estate Investment Trusts (REITs) – 8.1%
American Campus Communities, Inc.	151,905	8,502,123
Broadstone Net Lease, Inc.	341,810	7,444,622
Camden Property Trust	75,953	12,623,388
Cousins Properties, Inc.	222,530	8,965,734
CubeSmart	135,462	7,048,088
Physicians Realty Trust	595,941	10,452,805
STAG Industrial, Inc.	197,898	8,183,082

		63,219,842

Health Care – 8.1%
Health Care Equipment & Supplies – 2.3%
Envista Holdings Corp.(a)	182,890	8,908,572
Integra LifeSciences Holdings Corp.(a)	139,710	8,977,764

		17,886,336

Health Care Providers & Services – 2.9%
Acadia Healthcare Co., Inc.(a)	174,740	11,450,712
MEDNAX, Inc.(a)	457,810	10,749,379

		22,200,091

Company	Shares	U.S. $ Value

Health Care Technology – 1.4%
Change Healthcare, Inc.(a)	500,490	$10,910,682

Life Sciences Tools & Services – 1.5%
Syneos Health, Inc.(a)	144,400	11,689,180

		62,686,289

Materials – 5.9%
Chemicals – 1.7%
Huntsman Corp.	182,490	6,845,200
Innospec, Inc.	55,330	5,120,792
Orion Engineered Carbons SA	45,077	719,880
Trinseo PLC(b)	6,394	306,400

		12,992,272

Containers & Packaging – 2.2%
Berry Global Group, Inc.(a)	159,710	9,256,791
Sealed Air Corp.	124,307	8,323,597

		17,580,388

Metals & Mining – 2.0%
Carpenter Technology Corp.	183,821	7,716,806
Reliance Steel & Aluminum Co.	43,126	7,907,152

		15,623,958

		46,196,618

Energy – 4.3%
Energy Equipment & Services – 1.3%
Cactus, Inc. - Class A	185,720	10,537,753

Oil, Gas & Consumable Fuels – 3.0%
Coterra Energy, Inc.	423,861	11,431,531
HF Sinclair Corp.(a)	294,895	11,751,566

		23,183,097

		33,720,850

Utilities – 2.6%
Electric Utilities – 1.7%
IDACORP, Inc.	112,724	13,003,841

Gas Utilities – 0.9%
Southwest Gas Holdings, Inc.	86,870	6,801,052

		19,804,893

Consumer Staples – 2.5%
Food Products – 2.5%
Hain Celestial Group, Inc. (The)(a)	305,695	10,515,908
Nomad Foods Ltd.(a)	405,446	9,154,971

		19,670,879

Communication Services – 1.0%
Media – 1.0%
Criteo SA (Sponsored ADR)(a)	293,119	7,984,561

Total Common Stocks (cost $635,274,162)		779,792,343

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.5%
Investment Companies – 0.5%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.19%(c) (d) (e) (cost $3,491,732)	3,491,732	$3,491,732

Total Investments – 100.9% (cost $638,765,894)(f)		783,284,075
Other assets less liabilities – (0.9)%		(6,979,827)

Net Assets – 100.0%		$776,304,248

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of March 31, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $165,328,338 and gross unrealized depreciation of investments was $(20,810,157), resulting in net unrealized appreciation of $144,518,181.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Variable Products Series Fund, Inc.

AB Small/Mid Cap Value Portfolio

March 31, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of March 31, 2022:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$779,792,343	$—	$—	$779,792,343
Short-Term Investments	3,491,732	—	—	3,491,732

Total Investments in Securities	783,284,075	—	—	783,284,075
Other Financial Instruments(b)	—	—	—	—

Total	$783,284,075	$—	$—	$783,284,075

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended March 31, 2022 is as follows:

Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 03/31/2022 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,852	$51,989	$50,349	$3,492	$0	**
Government Money Market Portfolio*	20	2	22	0	0	**
Total	$1,872	$51,991	$50,371	$3,492	$0

*	Investments of cash collateral for securities lending transactions.
**	Amount less than $500.